Parent Company Only Financial Information	12 Months Ended
Dec. 31, 2025
Parent Company Only Financial Information [Abstract]
PARENT COMPANY ONLY FINANCIAL INFORMATION

SCHEDULE I — PARENT COMPANY ONLY FINANCIAL INFORMATION

The following presents condensed financial information of Samfine Creation Holdings Group Limited.

Condensed Balance Sheet

	As at December 31,
	2024	2025	2025
	HK$	HK$	US$

Current Assets
Cash and cash equivalents	18,940,834	14,243,714	1,830,035
Prepayments	28,391,667	14,288,478	1,835,787
Amount due from shareholder	8,775	8,775	1,127
Amount due from a subsidiary	811,032	3,962,718	509,130
	48,152,308	32,503,685	4,176,079
Non-Current Assets
Interests in a subsidiary	8	8	1
Total Assets	48,152,316	32,503,693	4,176,080

Liabilities and Shareholders’ Equity
Current Liabilities
Accruals	155,240	—	—
Amount due to a subsidiary	8	—	—
Amount due to a director	79,834	—	—
Total Liabilities	235,082	—	—

COMMITMENTS AND CONTINGENCIES (Note 21)

Shareholders’ Equity
Ordinary shares: US$0.0000625 par value, 800,000,000 shares authorized as of December 31, 2023 and 2024, 18,000,000 and 20,300,000 shares issued and outstanding as of December 31, 2023 and 2024, respectively	9,889	—	—
Class A Ordinary shares: US$0.0000625 par value, 791,000,000 shares authorized, 11,300,000 shares issued and outstanding as of December 31, 2025	—	5,505	707
Class B Ordinary shares: US$0.0000625 par value, 9,000,000 shares authorized, 9,000,000 shares issued and outstanding as of December 31, 2025	—	4,384	563
Additional paid-in capital	53,156,555	53,156,555	6,829,565
Accumulated losses	(5,249,210)	(20,662,751)	(2,654,755)
Total Shareholders’ Equity	47,917,234	32,503,693	4,176,080
Total Liabilities and Shareholders’ Equity	48,152,316	32,503,693	4,176,080

Condensed Statement of Operations and Comprehensive Loss

	Years Ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$

REVENUE	—	—	3,600,000	462,529
OPERATING EXPENSES
Selling and marketing	—	(3,651,333)	(6,500,000)	(835,121)
General and administrative	(42,105)	(1,212,760)	(12,519,177)	(1,608,466)

LOSS FROM OPERATION	(42,105)	(4,864,093)	(15,419,177)	(1,981,058)

OTHER EXPENSES, NET
Interest income	—	22,990	30,110	3,869
Other losses, net	—	(336,005)	(24,474)	(3,146)
Total other (expenses) income, net	—	(313,015)	5,636	723
LOSS BEFORE INCOME TAX	(42,105)	(5,177,108)	(15,413,541)	(1,980,335)
INCOME TAX EXPENSE	—	—	—	—
NET LOSS	(42,105)	(5,177,108)	(15,413,541)	(1,980,335)

Condensed Statement of Cash Flows

	Years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Cash flows from operating activities
Net Loss	(42,105)	(5,177,108)	(15,413,541)	(1,980,335)
Changes in operating assets and liabilities
Prepayments	—	(28,391,667)	14,103,189	1,811,981
Accruals	—	155,240	(155,240)	(19,945)
Net cash used in operating activities	(42,105)	(33,413,535)	(1,465,592)	(188,299)
Cash flows from investing activities
Advance to a subsidiary	—	(811,032)	(3,151,686)	(404,929)
Net cash used in investing activities		(811,032)	(3,151,686)	(404,929)
Cash flows from financing activities
Net proceeds from issue of ordinary shares	—	53,157,669	—	—
Repayment from a subsidiary	—	—	(8)	(1)
Advances from / (repayment to) a director	42,105	7,732	(79,834)	(10,258)
Net cash generated from financing activities	42,105	53,165,401	(79,842)	(10,259)
Net increase / (decrease) in cash and cash equivalents	—	18,940,834	(4,697,120)	(603,487)
Cash and cash equivalents at the beginning of the year	—	—	18,940,834	2,433,522
Cash and cash equivalents at the end of the year	—	18,940,834	14,243,714	1,830,035

Supplementary cash flow information
Interest received	—	22,990	30,110	3,869

(i)	Basis of presentation

The Company was incorporated under the laws of the Cayman Islands as an exempted company with limited liability on January 20, 2022 and as a holding company.

On January 13, 2022, New Achiever Ventures Limited was incorporated in the British Virgin Islands as a limited liability company. On January 20, 2022, one share was allotted and issued to the Company, following which New Achiever Ventures Limited is wholly-owned by the Company.

In the condensed parent company only financial statements, the Company’s investment in New Achiever Ventures Limited is stated at cost plus equity in undistributed earnings of New Achiever Ventures Limited since the date of acquisition. The Company’s share of net loss of New Achiever Ventures Limited is included in condensed statements of comprehensive loss using the equity method. These condensed parent company only financial statements should be read in connection with the consolidated financial statements and notes thereto.

The condensed parent company only financial statements are presented as if the incorporation of the Company and its acquisition of New Achiever Ventures Limited had taken place at January 1, 2022 and throughout the period as at the date before the Group Reorganization.

(ii)	Restricted Net Assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company only financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of Samfine Creation Holdings Group Limited exceed 25% of the consolidated net assets of Samfine Creation Holdings Group Limited. The ability of our Chinese operating subsidiaries to pay dividends may be restricted due to the foreign exchange control policies and availability of cash balances of the Chinese operating subsidiaries. Because a significant portion of the our operations and revenue are conducted and generated in China, a significant portion of the revenue being earned and currency received are denominated in RMB. RMB is subject to the exchange control regulation in China, and, as a result, we may be unable to distribute any dividends outside of China due to PRC exchange control regulations that restrict our ability to convert RMB into US Dollars. Whilst the restricted net assets of the subsidiaries of Samfine Creation Holdings Group Limited does not exceed 25% of the consolidated net assets of Samfine Creation Holdings Group Limited, the above condensed parent company only financial information of Samfine Creation Holdings Group Limited is presented for the supplementary reference.

As of December 31, 2024 and 2025, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statements, if any.